Notes on the Consolidated Balance Sheet - Reconciliation of property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	€ 2,015	[1]	€ 2,082
Balance, December 31,	2,317		2,015	[1]
Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	3,160		2,845
Acquired	7,268		0
Additions	87		313
Disposals	(3)		(2)
Derecognition of right-of-use assets	(7,069)
Reclassifications	0		0
Currency translation	109		4
Balance, December 31,	4,821		3,160
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,145		763
Additions	1,960		385
Disposals	2		(3)
Derecognition of right-of-use assets	(603)
Impairment	0		0
Balance, December 31,	2,504		1,145
Leasehold improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	127		186
Balance, December 31,	69		127
Leasehold improvement | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	304		304
Acquired	56		0
Additions	0		0
Disposals	0		0
Derecognition of right-of-use assets	0
Reclassifications	0		0
Currency translation	1		0
Balance, December 31,	361		304
Leasehold improvement | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	177		118
Additions	115		59
Disposals	0		0
Derecognition of right-of-use assets	0
Impairment	0		0
Balance, December 31,	292		177
Other and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	1,884		373
Balance, December 31,	1,445		1,884
Other and office equipment | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	2,852		1,018
Acquired	240		0
Additions	87		309
Disposals	(3)		(2)
Derecognition of right-of-use assets	0
Reclassifications	4		1,523
Currency translation	5		4
Balance, December 31,	3,191		2,852
Other and office equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	968		645
Additions	776		326
Disposals	2		(3)
Derecognition of right-of-use assets	0
Impairment	0		0
Balance, December 31,	1,746		968
Property, plant and equipment under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	4		1,523
Balance, December 31,	0		4
Property, plant and equipment under construction | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	4		1,523
Acquired	0		0
Additions	0		4
Disposals	0		0
Derecognition of right-of-use assets	0
Reclassifications	(4)		(1,523)
Currency translation	0		0
Balance, December 31,	0		4
Property, plant and equipment under construction | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0		0
Additions	0		0
Disposals	0		0
Derecognition of right-of-use assets	0
Impairment	0		0
Balance, December 31,	0		0
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0		0
Balance, December 31,	803		0
Right-of-use assets | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0		0
Acquired	6,972		0
Additions	0		0
Disposals	0		0
Derecognition of right-of-use assets	(7,069)
Reclassifications	0		0
Currency translation	103		0
Balance, December 31,	1,269		0
Right-of-use assets | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, January 1,	0		0
Additions	1,069		0
Disposals	0		0
Derecognition of right-of-use assets	(603)
Impairment	0		0
Balance, December 31,	466		€ 0
IFRS 16 | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,263
IFRS 16 | Leasehold improvement | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
IFRS 16 | Other and office equipment | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
IFRS 16 | Property, plant and equipment under construction | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
IFRS 16 | Right-of-use assets | Purchase costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 1,263

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.